Submission	Aug. 27, 2025
Submission [Line Items]
Central Index Key	0001218683
Registrant Name	MAWSON INFRASTRUCTURE GROUP INC.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES